                                                  ------------------------------
                                                          OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response........5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21276
                                  ----------------------------------------------

                        J.P. Morgan Fleming Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         522 Fifth Avenue, New York,                        NY 10036
--------------------------------------------------------------------------------
         (Address of principal executive offices)          (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end: December 31, 2004
                        ------------------
Date of reporting period:  December 31, 2003 through June 30, 2004
                         -----------------------------------------

   Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

SEMI-ANNUAL REPORT JUNE 30, 2004

JPMORGAN FUNDS


MULTI-MANAGER FUNDS


MULTI-MANAGER SMALL CAP GROWTH FUND

MULTI-MANAGER SMALL CAP VALUE FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                            1

Fund Information:
   Multi-Manager Small Cap Growth Fund                                        3

   Multi-Manager Small Cap Value Fund                                         6

Portfolio of Investments                                                      9

Financial Statements                                                         33

Notes to Financial Statements                                                36

Financial Highlights                                                         42

HIGHLIGHTS

- Favorable economic data and corporate profitability

- Inflation concerns emerge

- Small and mid caps outperform

- Positive backdrop for equities

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS ARE DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.

     JPMORGAN MULTI-MANAGER FUNDS

PRESIDENT'S LETTER                                                AUGUST 2, 2004

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Multi-Manager Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended June 30, 2004, along with a report from the Portfolio Manager.

EQUITIES EDGE HIGHER DESPITE RATE CONCERNS
Favorable economic data and gains in corporate profitability overcame investor concerns about higher interest rates in the first half of 2004, pushing U.S. equity prices gradually higher. In the early months of the year, the positive picture of low inflation, combined with robust economic growth and accelerating corporate earnings, supported equities. But by April, the picture was becoming less rosy. A sudden improvement in job creation, combined with higher-than-expected inflation, provoked a rise in bond yields and caused investor concerns over whether the Federal Reserve would be able to raise rates without choking off recovery. Furthermore, there was a marked increase in the level of violence in Iraq. On June 30, the last day of the half-year, the Federal Reserve confirmed that rates were on a rising trend, lifting them by 25 basis points. Even so, equities finished the half-year higher than they started it, with the optimists drawing confidence from the sharp improvement in job growth and stellar gains in corporate profits.

SMALL AND MID CAP OUTPERFORMANCE
Once again, equity market returns were far from uniform. Broadly speaking, large capitalization stocks made modest gains, with the broad-based S&P 500 Index up 3.4% for the period. Both mid and small capitalization stocks performed far more robustly. The S&P Small Cap 600 Index rose 10.1% while the S&P Mid Cap 400 Index appreciated 6.1%. This is in line with a historical pattern of superior performance from small caps when the U.S. economy is emerging from periods of sluggish business activity. Additionally, toward the end of the period, higher quality stocks started to lead the market, in contrast to 2003 when they lagged.

OUTLOOK
A critical test has begun, as the U.S. economy attempts to make the transition from recovery to a sustainable, non-inflationary expansion. It is understandable that equities faltered as long-term interest rates moved higher, and as the Federal Reserve started to tighten. Barring a geopolitical catastrophe, however, we expect that the economy will cool but still grow at a solid pace; that corporate profits will continue to be supported by tight control over business costs; and that investors will, at some point in the not-so-distant future, again come to view equities as good value.

IMPORTANT MERGER NEWS
As you may know, J.P. Morgan Chase & Co. and Bank One Corp. merged in July 2004, as approved by both firms' shareholders. The combined company is called JPMorgan Chase & Co. The merger is compelling both strategically and financially. The new combined organization has top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And, we have an extraordinarily talented team that shares common values and a strong client orientation.

As always, all of us at JPMorgan Fleming Asset Management would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

     JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
     As of June 30, 2004

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Multi-Manager Small Cap Growth Fund, which seeks to provide long-term capital growth by investing in equity securities of small capitalization companies, rose by 4.0% during the six months ended June 30, 2004. This compares with appreciation of 5.7% in the Russell 2000 Growth Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund delivered strong absolute returns in the half-year, outperforming its peer group as represented by the Lipper Small-Cap Growth Index, which rose 3.4%, but trailing its Russell 2000 Growth Index benchmark. From an underlying manager perspective, the underperformance was caused by our holding with UBS Global Asset Management, which trailed the benchmark due to weak stock selection, primarily in the Healthcare, Produce Durable and Technology sectors. The other two managers, State Street Research & Management and J & W Seligman, both outperformed the Index.

Taken across the three managers, stock selection in the Energy sector made the greatest relative contribution to performance. Arch Coal benefited from rising coal prices, while W-H Energy, which provides drilling and equipment services, increased its earnings estimates to reflect increased drilling activity resulting from higher oil and natural gas prices.

Stock selection was weak in the Consumer Discretionary, Healthcare and Technology sectors. Within Consumer Discretionary, Alliance Gaming fell after warning it would miss earnings estimates due to lower revenue and a delay in deployment of new lottery games. Corinthian Colleges, a post-secondary education service provider, fell on news of a Department of Education finding of non-compliance with federal loan obligations at one of its campuses. In Technology, Foundry Networks, a maker of computer networking products, fell after revealing first quarter earnings and sales below analysts' estimates. ON Semiconductor, a leading analog and mixed signal semiconductor manufacturer, declined in anticipation of stock sales by a venture capital company. In Healthcare, Odyssey Healthcare, a provider of hospice services, declined with concern that it has exceeded its Medicare reimbursement rates and due to margin pressures from rising labor and pharmaceutical costs.

Q: HOW WAS THE FUND MANAGED?
A: The Fund's holdings remain evenly balanced between the three underlying managers. State Street Research & Management concentrates its portfolios on 40 to 60 high growth stocks. UBS Global Asset Management selects 80 to 100 stocks exhibiting earnings and revenue growth in the top 60% of the small cap universe. J&W Seligman and Co. constructs portfolios of 90 to 125 securities exhibiting at least 15% earnings or revenue growth.

The Fund's sector weightings tend to be generally in line with the Index, although there are currently some differences. On aggregate, the managers are overweight the Consumer Staples, Energy and Healthcare sectors. They are underweight the Consumer Discretionary, Technology and Producer Durable sectors.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                                          30.0%
Consumer Goods & Services                                           17.7%
Health Services & Systems                                           13.7%
Industrial Products & Services                                       8.4%
Pharmaceuticals                                                      8.1%
Finance & Insurance                                                  7.2%
Energy                                                               6.0%
Short-Term Investments                                               3.5%
Telecommunications                                                   2.7%
Finance                                                              1.5%
REITs                                                                1.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. CORINTHIAN COLLEGE INC.                                     (1.7%)
 2. LAUREATE EDUCATION, INC.                                    (1.4%)
 3. I SHARES TRUST - RUSSELL 2000 INDEX FUND                    (1.3%)
 4. PEDIATRIX MEDICAL, INC.                                     (1.3%)
 5. UNITED SURGICAL PARTNERS INTERNATIONAL, INC.                (1.2%)
 6. INAMED CORP.                                                (1.1%)
 7. NEKTAR THERAPEUTICS                                         (1.1%)
 8. CHICO'S FAS, INC.                                           (1.1%)
 9. UCBH HOLDINGS, INC.                                         (1.0%)
10. ARCH COAL, INC.                                             (1.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 12.2% ($31,315 IN THOUSANDS) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF JUNE 30, 2004, THE FUND HELD 247 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                                                             SINCE INCEPTION
                                             1 YEAR             (2/28/03)
--------------------------------------------------------------------------------
Multi-Manager Small Cap Growth Fund          25.41%              37.96%

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 6/30/04)

               JPMORGAN MULTI-MANAGER          RUSSELL 2000         LIPPER SMALL-CAP
                  SMALL CAP GROWTH             GROWTH INDEX           GROWTH INDEX
 2/28/2003           $ 1,000,000               $ 1,000,000            $ 1,000,000
 3/31/2003           $ 1,015,000               $ 1,015,100            $ 1,020,600
 4/30/2003           $ 1,104,016               $ 1,111,128            $ 1,104,902
 5/31/2003           $ 1,194,986               $ 1,236,353            $ 1,217,602
 6/30/2003           $ 1,224,981               $ 1,260,214            $ 1,258,878
 7/31/2003           $ 1,282,922               $ 1,355,486            $ 1,332,523
 8/31/2003           $ 1,354,894               $ 1,428,276            $ 1,403,146
 9/30/2003           $ 1,309,912               $ 1,392,141            $ 1,368,629
10/31/2003           $ 1,436,842               $ 1,512,422            $ 1,492,627
11/30/2003           $ 1,495,896               $ 1,561,727            $ 1,532,331
12/31/2003           $ 1,477,796               $ 1,568,754            $ 1,534,476
 1/31/2004           $ 1,537,351               $ 1,651,114            $ 1,606,289
 2/28/2004           $ 1,549,957               $ 1,648,637            $ 1,600,185
 3/31/2004           $ 1,564,527               $ 1,656,386            $ 1,589,144
 4/30/2004           $ 1,492,402               $ 1,573,235            $ 1,511,435
 5/31/2004           $ 1,502,849               $ 1,604,543            $ 1,543,024
 6/30/2004           $ 1,536,333               $ 1,657,974            $ 1,587,000

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 2/28/03.

The graph illustrates comparative performance for $1,000,000 invested in shares of the JPMorgan Multi-Manager Small Cap Growth Fund, Russell 2000 Growth Index, and Lipper Small-Cap Growth Funds Index from February 28, 2003 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

     JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND
     As of June 30, 2004

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Multi-Manager Small Cap Value Fund, which seeks long-term capital appreciation by investing in equity securities of small capitalization companies, rose by 7.2% during the six months ended June 30, 2004. This compares with appreciation of 7.8% in the Russell 2000 Value Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund delivered strong absolute returns in the half-year, trailing its Russell 2000 Value Index benchmark by a small margin. From an underlying manager perspective, the underperformance was caused by our holding with ICM Asset Management, our small to mid cap value manager, trailed the Russell 2000 Value Index due to weak stock selection, primarily in the Consumer Discretionary and Consumer Staples sector. The other two managers, JPMorgan Investment Management and Earnest Partners, respectively outperformed and matched the index.

Taken across the three managers, stock selection in the Healthcare, Technology and Producer Durables sectors made the greatest contributions to performance. In Healthcare, Pediatrix Medical Group, a provider of physician management services to hospital-based neonatal intensive care units, appreciated significantly after reporting higher earnings and revenue compared with the same period in the prior year. In Technology, Flir Systems, a maker of thermal imaging and broadcast camera systems, and Paxar Corp., a manufacturer of electronic bar code printers and hand-held labeling devices for retailers, also reported substantially better earnings and revenues. And, in Producer Durables, Stewart & Stevenson, a maker of industrial equipment for oil and gas distributors, was another beneficiary of higher reported earnings.

The weakest performances occurred in the Consumer Discretionary and Consumer Staples sectors. In Consumer Discretionary, Teletech Holdings, an operator of customer call centers, declined after announcing a net loss for 2003 partly related to a restructuring designed to improve profitability. In Consumer Staples, American Italian Pasta, the largest maker of dry pasta in North America, declined as the popularity of low-carbohydrate diets reduced sales.

Q: HOW WAS THE FUND MANAGED?
A: The Fund's holdings remain evenly balanced between the three underlying managers. Earnest Partners is a fundamental, bottom-up manager that selects a concentrated portfolio of stocks. ICM Asset Management is a fundamental manager that builds a portfolio from securities that tend to be out of favor. And JPMorgan Investment Management combines fundamental research with a quantitative approach to build its portfolio.

On aggregate, the managers are overweight the Consumer Discretionary, Healthcare and Producer Durables sectors. They are underweight the Financials, Materials and Technology sectors.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                                           22.4%
Industrial Products & Services                                      16.6%
Finance & Insurance                                                 13.7%
Technology                                                          10.5%
Health Services & Systems                                            8.1%
Short-Term Investments                                               6.1%
Energy                                                               5.4%
REITs                                                                4.6%
Utilities                                                            4.2%
Pharmaceuticals                                                      4.1%
Finance                                                              2.8%
Telecommunications                                                   1.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. iSARES RUSSELL 2000 VALUE INDEX FUND                        (2.8%)
 2. PEDIATRIX MEDICAL GROUP, INC.                               (1.4%)
 3. FLIR SYSTEMS, INC.                                          (1.2%)
 4. COOPER COMPANIES, INC.                                      (1.2%)
 5. CHESAPEAKE ENERGY CORP.                                     (1.1%)
 6. RUSSELL CORP.                                               (1.0%)
 7. PHILADELPHIA CONSOLIDATED HOLDING CORP.                     (1.0%)
 8. OFFICE DEPOT, INC.                                          (1.0%)
 9. THE SPORTS AUTHORITY, INC.                                  (1.0%)
10. AMERICAN TOWER CORP., CLASS A                               (1.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 12.7% ($37,003 IN THOUSANDS) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF JUNE 30, 2004, THE FUND HELD 653 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                                                             SINCE INCEPTION
                                             1 YEAR             (2/28/03)
--------------------------------------------------------------------------------
Multi-Manager Small Cap Value Fund           38.70%              48.41%

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 6/30/04)

               JPMORGAN MULTI-MANAGER      RUSSELL 2000     LIPPER SMALL-CAP
                   SMALL CAP VALUE         VALUE INDEX         VALUE INDEX
 2/28/2003          $ 1,000,000            $ 1,000,000        $ 1,000,000
 3/31/2003          $ 1,005,000            $ 1,010,700        $ 1,002,600
 4/30/2003          $ 1,084,998            $ 1,106,717        $ 1,092,433
 5/31/2003          $ 1,199,031            $ 1,219,712        $ 1,197,744
 6/30/2003          $ 1,220,974            $ 1,240,325        $ 1,231,400
 7/31/2003          $ 1,278,970            $ 1,302,218        $ 1,294,448
 8/31/2003          $ 1,347,011            $ 1,351,702        $ 1,358,135
 9/30/2003          $ 1,332,059            $ 1,336,157        $ 1,347,813
10/31/2003          $ 1,459,004            $ 1,445,054        $ 1,450,920
11/30/2003          $ 1,519,991            $ 1,500,544        $ 1,505,040
12/31/2003          $ 1,580,182            $ 1,554,864        $ 1,569,757
 1/31/2004          $ 1,625,060            $ 1,608,662        $ 1,616,692
 2/28/2004          $ 1,652,686            $ 1,639,870        $ 1,650,158
 3/31/2004          $ 1,670,039            $ 1,662,500        $ 1,663,194
 4/30/2004          $ 1,608,748            $ 1,576,549        $ 1,602,654
 5/31/2004          $ 1,624,032            $ 1,595,625        $ 1,613,552
 6/30/2004          $ 1,693,527            $ 1,676,683        $ 1,690,518

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 2/28/03.

The graph illustrates comparative performance for $1,000,000 invested in shares of the JPMorgan Multi-Manager Small Cap Value Fund, Russell 2000 Value Index, and Lipper Small-Cap Value Funds Index from February 28, 2003 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

     JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
     Portfolio of Investments

As of June 30, 2004
(Amounts in thousands)

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- 96.5%

             COMMON STOCKS -- 95.0%
             Advertising -- 0.2%
       10    Lamar Advertising Co. *                                                       $     454

             Aerospace -- 0.6%
       24    Engineered Support Systems, Inc.                                                  1,410

             Airlines -- 0.1%
       32    Pinnacle Airlines Corp. *                                                           363

             Apparel -- 0.6%
       13    Reebok International LTD                                                            486
       46    The Warnaco Group, Inc. *                                                           968
                                                                                           ---------
                                                                                               1,454

             Automotive -- 0.4%
       30    American Axle & Manufacturing Holdings, Inc.                                      1,084

             Banking -- 3.8%
       61    Commercial Capital Bancorp, Inc. *                                                1,051
       59    East-West Bancorp, Inc.                                                           1,810
       11    Harbor Florida Bancshares, Inc.                                                     300
       39    Investors Financial Services Corp.                                                1,678
        0^^  New York Community Bancorp, Inc.                                                      0^^
       35    Southwest Bancorp of Texas, Inc.                                                  1,540
       66    UCBH Holdings, Inc.                                                               2,609
       15    Wintrust Financial Corp.                                                            766
                                                                                           ---------
                                                                                               9,754

             Biotechnology -- 4.1%
      154    Abgenix, Inc. *                                                                   1,799
       12    Affymetrix, Inc. *                                                                  399
       38    Corgentech, Inc.                                                                    619
       65    ICOS Corp. *                                                                      1,940
       56    Incyte Genomics, Inc. *                                                             431
       46    Maxygen, Inc. *                                                                     490
      141    Nektar Therapeutics *                                                             2,812
       17    Pharmaceutical Product Development, Inc. *                                          540
       48    Protein Design Labs, Inc. *                                                         911
       28    Telik, Inc. *                                                                       661
                                                                                           ---------
                                                                                              10,602

             Broadcasting/Cable -- 0.1%
       11    Salem Communications Corp., Class A *                                               285

             Business Services -- 4.8%
       23    Chemed Corp.                                                                      1,094
       13    ChoicePoint, Inc. *                                                                 596
       89    Cognizant Technology Solutions Corp. *                                            2,262
       61    DiamondCluster International, Inc., Class A *                                       532
       74    Digital River, Inc. *                                                             2,415
       41    Fair Isaac Corp.                                                                  1,375
       18    Hewitt Associates, Inc., Class A *                                                  483
       20    Korn/Ferry International *                                                          391

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Business Services -- Continued
       26    Labor Ready, Inc. *                                                           $     395
       35    Resources Connection, Inc. *                                                      1,368
       21    Robert Half International, Inc.                                                     630
       14    The Corporate Executive Board Co.                                                   807
                                                                                           ---------
                                                                                              12,348

             Computer Networks -- 1.6%
       55    Avocent Corp. *                                                                   2,011
      108    Brocade Communications Systems, Inc. *                                              648
       15    Factset Research Systems, Inc.                                                      690
       47    Foundry Networks, Inc. *                                                            661
                                                                                           ---------
                                                                                               4,010

             Computer Software -- 6.9%
        6    Blackboard, Inc. *                                                                  124
       36    CACI International, Inc., Class A *                                               1,448
       35    Cerner Corp. *                                                                    1,569
       15    Cognos, Inc. (Canada) *                                                             549
       26    DSP Group, Inc. *                                                                   706
      139    Embarcadero Technologies, Inc. *                                                  1,715
      152    Epicor Software Corp. *                                                           2,136
       35    FileNet Corp. *                                                                   1,117
       26    Hyperion Solutions Corp. *                                                        1,140
       51    Informatica Corp. *                                                                 392
       28    Jack Henry & Associates, Inc.                                                       569
       47    Magma Design Automation, Inc. *                                                     894
       97    Quest Software, Inc. *                                                            1,251
       65    Retek, Inc. *                                                                       402
       48    RSA Security, Inc. *                                                                985
       47    Secure Computing Corp. *                                                            546
      163    SkillSoft PLC, ADR *                                                              1,242
       28    THQ, Inc. *                                                                         637
       35    Verisity LTD *                                                                      208
                                                                                           ---------
                                                                                              17,630

             Computers/Computer Hardware -- 0.8%
       16    Advanced Digital Information Corp. *                                                158
       59    Dot Hill Systems Corp. *                                                            659
       34    Radisys Corp. *                                                                     626
        7    Zebra Technologies Corp., Class A *                                                 642
                                                                                           ---------
                                                                                               2,085

             Construction -- 1.3%
       45    Dycom Industries, Inc. *                                                          1,260
       17    EMCOR Group, Inc. *                                                                 726
       21    Hovnanian Enterprises, Inc., Class A *                                              732
        2    NVR, Inc. *                                                                         726
                                                                                           ---------
                                                                                               3,444

             Construction Materials -- 0.5%
       35    Trex Co., Inc. *                                                                  1,321

             Consumer Products -- 0.4%
       39    Wolverine World Wide, Inc.                                                        1,026

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Consumer Services -- 4.3%
       41    Career Education Corp. *                                                      $   1,872
      180    Corinthian Colleges, Inc. *                                                       4,447
       18    Corrections Corp of America *                                                       729
       10    iPayment Holdings, Inc. *                                                           402
       91    Laureate Education, Inc. *                                                        3,472
                                                                                           ---------
                                                                                              10,922

             Distribution -- 0.2%
       10    Hughes Supply, Inc.                                                                 615

             Electronics/Electrical Equipment -- 3.0%
       31    Ametek, Inc.                                                                        962
       46    Benchmark Electronics, Inc. *                                                     1,350
       31    Fisher Scientific International *                                                 1,802
      115    GrafTech International LTD *                                                      1,199
       19    Photon Dynamics, Inc. *                                                             663
       60    Symbol Technologies, Inc.                                                           891
       66    TTM Technologies, Inc. *                                                            776
                                                                                           ---------
                                                                                               7,643

             Engineering Services -- 0.3%
       26    Chicago Bridge & Iron Co., N.Y. Registered Shares                                   716
             (The Netherlands)

             Entertainment/Leisure -- 2.3%
       29    Alliance Gaming Corp. *                                                             490
       47    Boyd Gaming Corp.                                                                 1,237
      142    Pinnacle Entertainment, Inc. *                                                    1,787
       49    Station Casinos, Inc.                                                             2,356
                                                                                           ---------
                                                                                               5,870

             Environmental Services -- 0.2%
       36    Tetra Tech, Inc. *                                                                  594

             Financial Services -- 2.7%
       32    Affiliated Managers Group, Inc. *                                                 1,595
       25    BankUnited Financial Corp., Class A *                                               640
       72    CapitalSource, Inc. *                                                             1,751
       13    Eaton Vance Corp.                                                                   503
       13    Jefferies Group, Inc.                                                               392
       67    Nelnet, Inc. *                                                                    1,193
       20    The First Marblehead Corp. *                                                        817
                                                                                           ---------
                                                                                               6,891

             Food/Beverage Products -- 1.4%
       26    Constellation Brands, Inc., Class A *                                               951
       35    Cott Corp. (Canada) *                                                             1,125
       24    Hain Celestial Group, Inc. *                                                        433
       22    Performance Food Group Co. *                                                        594
       11    The J.M. Smucker Co.                                                                524
                                                                                           ---------
                                                                                               3,627

             Health Care/Health Care Services -- 13.7%
       21    Accredo Health, Inc. *                                                              835
       22    Advanced Neuromodulation Systems, Inc. *                                            731

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Health Care/Health Care Services -- Continued
       38    AMERIGROUP Corp. *                                                            $   1,879
       29    Amsurg Corp. *                                                                      717
       40    Animas Corp. *                                                                      740
       17    Arrow International, Inc.                                                           502
       44    Arthrocare Corp. *                                                                1,268
       49    Community Health Systems, Inc. *                                                  1,309
       13    Cooper Companies, Inc.                                                              850
       16    Covance, Inc. *                                                                     621
       74    Cutera, Inc.                                                                      1,006
       27    Cytyc Corp. *                                                                       685
       13    Henry Schein, Inc. *                                                                832
       47    Inamed Corp. *                                                                    2,935
       22    Inveresk Research Group, Inc. *                                                     663
        4    Kinetic Concepts, Inc. *                                                            220
       30    LabOne, Inc. *                                                                      950
       45    Merit Medical Systems, Inc. *                                                       712
       17    Molina Healthcare, Inc. *                                                           641
       50    Odyssey Healthcare, Inc. *                                                          941
       19    Patterson Dental Co. *                                                            1,484
       47    Pediatrix Medical Group, Inc. *                                                   3,265
       84    Psychiatric Solutions, Inc. *                                                     2,099
        8    ResMed, Inc. *                                                                      403
      124    Select Medical Corp.                                                              1,659
       81    United Surgical Partners International, Inc. *                                    3,189
       45    VCA Antech, Inc. *                                                                1,999
       14    VISX, Inc. *                                                                        385
        8    Wellcare Health Plans, Inc. *                                                       138
       25    WellChoice, Inc. *                                                                1,033
                                                                                           ---------
                                                                                              34,691

             Hotels/Other Lodging -- 0.2%
        9    Mandalay Resort Group                                                               611

             Insurance -- 0.7%
       43    Bristol West Holdings, Inc.                                                         777
       12    Hilb, Rogal & Hamilton Co.                                                          417
       14    RLI Corp.                                                                           500
                                                                                           ---------
                                                                                               1,694

             Internet Services/Software -- 2.5%
       86    Agile Software Corp. *                                                              750
       22    Ask Jeeves, Inc. *                                                                  845
      121    Autobytel, Inc. *                                                                 1,101
       66    DoubleClick, Inc. *                                                                 511
      150    eCollege.com, Inc. *                                                              2,394
      205    Loudeye Corp.                                                                       323
       20    Monster Worldwide, Inc. *                                                           518
                                                                                           ---------
                                                                                               6,442

             Machinery & Engineering Equipment -- 1.2%
       40    Cognex Corp.                                                                      1,531
       26    Graco, Inc.                                                                         807
       16    York International Corp.                                                            637
                                                                                           ---------
                                                                                               2,975

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Manufacturing -- 1.0%
       12    Clarcor, Inc.                                                                 $     549
       17    ESCO Technologies, Inc. *                                                           881
       39    JLG Industries, Inc.                                                                540
       21    Lincoln Electric Holdings, Inc.                                                     716
                                                                                           ---------
                                                                                               2,686

             Metals/Mining -- 1.0%
       68    Arch Coal, Inc.                                                                   2,492

             Multi-Media -- 1.5%
       94    Citadel Broadcasting Corp. *                                                      1,367
       21    Cox Radio, Inc., Class A *                                                          368
       90    Cumulus Media, Inc., Class A *                                                    1,505
       15    Entercom Communications Corp. *                                                     544
                                                                                           ---------
                                                                                               3,784

             Office/Business Equipment -- 0.2%
       21    Herman Miller, Inc.                                                                 595

             Oil & Gas -- 5.7%
       52    CAL Dive International, Inc. *                                                    1,561
        9    Evergreen Resources, Inc. *                                                         382
       23    Grant Prideco, Inc. *                                                               428
       23    National-Oilwell, Inc. *                                                            711
      222    Newpark Resources, Inc. *                                                         1,376
       64    Patina Oil & Gas Corp.                                                            1,907
       42    Patterson-UTI Energy, Inc.                                                        1,403
       36    Quicksilver Resources, Inc. *                                                     2,444
       85    Rowan Companies, Inc. *                                                           2,066
       46    Tetra Technologies, Inc. *                                                        1,222
       50    W-H Energy Services, Inc. *                                                         982
                                                                                           ---------
                                                                                              14,482

             Pharmaceuticals -- 4.0%
       16    Amylin Pharmaceuticals, Inc. *                                                      372
       55    Dyax Corp. *                                                                        646
       51    First Horizon Pharmaceutical Corp. *                                                956
       45    Isis Pharmaceuticals, Inc. *                                                        259
       82    Medicines Co. *                                                                   2,486
       14    Medicis Pharmaceutical Corp., Class A                                               545
       17    MGI Pharma, Inc. *                                                                  462
       27    Nabi Biopharmaceuticals *                                                           381
       17    Neurocrine Biosciences, Inc. *                                                      861
       22    NPS Pharmaceuticals, Inc. *                                                         466
       28    Onyx Pharmaceuticals, Inc. *                                                      1,190
       36    Penwest Pharmaceuticals Co. *                                                       455
       16    Taro Pharmaceutical Industries LTD (Israel) *                                       705
       28    Zymogenetics, Inc. *                                                                533
                                                                                           ---------
                                                                                              10,317

             Pipelines -- 0.3%
       22    Western Gas Resources, Inc.                                                         726

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Real Estate Investment Trust -- 1.2%
       36    American Financial Realty Trust                                               $     516
       13    Government Properties Trust, Inc.                                                   131
       34    Highland Hospitality Corp.                                                          346
       21    The Mills Corp.                                                                     976
       47    Ventas, Inc.                                                                      1,099
                                                                                           ---------
                                                                                               3,068

             Restaurants/Food Services -- 1.5%
        9    Applebee's International, Inc.                                                      214
       67    CKE Restaurants, Inc. *                                                             897
        9    P.F. Chang's China Bistro, Inc. *                                                   358
       21    Panera Bread Co., Class A *                                                         761
       20    Rare Hospitality International, Inc. *                                              498
       42    Ruby Tuesday, Inc.                                                                1,144
                                                                                           ---------
                                                                                               3,872

             Retailing -- 4.5%
       17    Advanced Auto Parts, Inc. *                                                         756
       53    Aeropostale, Inc. *                                                               1,415
       20    AnnTaylor Stores Corp. *                                                            583
        9    Cabela's, Inc., Class A *                                                           251
       61    Chico's FAS, Inc. *                                                               2,732
       28    Electronics Boutique Holdings Corp. *                                               732
       22    Guitar Center, Inc. *                                                               992
       18    Hot Topic, Inc. *                                                                   367
       12    Michaels Stores, Inc.                                                               679
       31    Pep Boys-Manny, Moe & Jack                                                          785
       38    PETCO Animal Supplies, Inc. *                                                     1,221
        6    Tractor Supply Co. *                                                                268
        7    Whole Foods Market, Inc.                                                            689
                                                                                           ---------
                                                                                              11,470

             Semi-Conductors -- 8.4%
       31    Actel Corp. *                                                                       574
       25    Artisan Components, Inc. *                                                          637
       22    ATMI, Inc. *                                                                        595
      130    August Technology Corp. *                                                         1,634
       18    Cree, Inc. *                                                                        428
       40    Exar Corp. *                                                                        592
       69    Helix Technology Corp.                                                            1,477
       75    Integrated Silicon Solutions, Inc. *                                                913
       44    International Rectifier Corp. *                                                   1,807
       31    Intersil Corp., Class A                                                             681
       88    Lam Research Corp. *                                                              2,367
       34    Micrel, Inc. *                                                                      409
       77    Microsemi Corp. *                                                                 1,093
       87    MKS Instruments, Inc. *                                                           1,995
      184    ON Semiconductor Corp. *                                                            921
       50    Power Integrations, Inc. *                                                        1,239
       25    Rudolph Technologies, Inc. *                                                        460
       47    Sigmatel, Inc. *                                                                  1,360
        5    Sirf Technology Holdings, Inc.                                                       67
       16    Standard Microsystems Corp. *                                                       382

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Semi-Conductors -- Continued
       30    Varian Semiconductor Equipment Associates, Inc. *                             $   1,161
       33    Zoran Corp. *                                                                       612
                                                                                           ---------
                                                                                              21,404

             Shipping/Transportation -- 0.6%
       31    UTI Worldwide, Inc. (Virgin Islands)                                              1,619

             Steel -- 0.5%
       44    Steel Dynamics, Inc. *                                                            1,268

             Telecommunications -- 2.7%
      163    Aeroflex, Inc. *                                                                  2,336
      104    Arris Group, Inc. *                                                                 619
        4    Atheros Communications, Inc. *                                                       39
      101    Carrier Access Corp. *                                                            1,198
       55    Tekelec *                                                                           991
       61    Western Wireless Corp., Class A *                                                 1,766
                                                                                           ---------
                                                                                               6,949

             Telecommunications Equipment -- 2.0%
       37    Anaren, Inc. *                                                                      605
       53    Andrew Corp. *                                                                    1,067
       28    C-COR.net Corp. *                                                                   289
       47    Comverse Technology, Inc. *                                                         928
       71    Powerwave Technologies, Inc. *                                                      548
      282    Remec, Inc. *                                                                     1,780
                                                                                           ---------
                                                                                               5,217

             Transportation -- 1.0%
       27    JB Hunt Transport Services, Inc.                                                  1,025
       16    Landstar System, Inc. *                                                             851
       25    Old Dominion Freight Line *                                                         730
                                                                                           ---------
                                                                                               2,606
             ---------------------------------------------------------------------------------------
             Total Common Stocks                                                             243,116
             (Cost $209,649)
             ---------------------------------------------------------------------------------------

             INVESTMENT COMPANIES -- 1.5%
       28    Apollo Investment Corp. *                                                           390
       29    I Shares Trust - Russell 2000 Index Fund                                          3,362
             ---------------------------------------------------------------------------------------
             Total Investment Companies
             (Cost $3,718)                                                                     3,752
----------------------------------------------------------------------------------------------------
             Total Long-Term Investments                                                     246,868
             (Cost $213,367)
----------------------------------------------------------------------------------------------------
    Short-Term Investment -- 3.5%

             MONEY MARKET FUND -- 3.5%
    9,048    JPMorgan Prime Money Market Fund (a)                                              9,048
             (Cost $9,048)
----------------------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                                   $ 255,916
             (Cost $222,415)
----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND
     Portfolio of Investments

As of June 30, 2004
(Amounts in thousands)

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- 93.9%

             COMMON STOCKS -- 91.1%
             Advertising -- 0.1%
        9    aQuantive, Inc. *                                                             $      93
        5    Catalina Marketing Corp. *                                                           95
        3    R.H. Donnelley Corp. *                                                              144
                                                                                           ---------
                                                                                                 332

             Aerospace -- 1.3%
        5    AAR Corp. *                                                                          61
       14    Aviall, Inc. *                                                                      266
        6    Curtiss-Wright Corp.                                                                326
        0^^  Ducommun, Inc. *                                                                      6
        8    Esterline Technologies Corp. *                                                      248
       36    Goodrich Corp.                                                                    1,151
        4    HEICO Corp.                                                                          78
       11    Kaman Corp., Class A                                                                147
       32    Moog, Inc., Class A *                                                             1,179
        7    Orbital Sciences Corp. *                                                             93
        3    Triumph Group, Inc. *                                                               105
                                                                                           ---------
                                                                                               3,660

             Agricultural Production/Services -- 0.0^%
        8    Standard Commercial Corp.                                                           135

             Airlines -- 0.3%
        3    Alaska Air Group, Inc. *                                                             79
       15    Continental Airlines, Inc., Class B *                                               165
       17    ExpressJet Holdings, Inc. *                                                         211
       14    Northwest Airlines Corp. *                                                          157
       15    SkyWest, Inc.                                                                       252
                                                                                           ---------
                                                                                                 864

             Apparel -- 2.0%
        8    Kellwood Co.                                                                        353
        4    Kenneth Cole Productions, Inc., Class A                                             141
       88    Phillips-Van Heusen Corp.                                                         1,684
        6    Quiksilver, Inc. *                                                                  131
      170    Russell Corp.                                                                     3,056
       18    Tommy Hilfiger Corp. (Hong Kong) *                                                  269
        5    Vans, Inc. *                                                                        105
                                                                                           ---------
                                                                                               5,739

             Appliances & Household Durables -- 0.1%
        5    Applica, Inc. *                                                                      46
        0^^  Furniture Brands International, Inc.                                                 10
       25    Jacuzzi Brands, Inc. *                                                              199
                                                                                           ---------
                                                                                                 255

             Automotive -- 1.2%
        8    Aftermarket Technology Corp. *                                                      134
        3    American Axle & Manufacturing Holdings, Inc.                                        120
        2    Bandag, Inc.                                                                         80
        3    Keystone Automotive Industries, Inc. *                                               78
        8    Lithia Motors, Inc., Class A                                                        201
        9    Oshkosh Truck Corp.                                                                 539
        2    Sonic Automotive, Inc.                                                               40

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Automotive -- Continued
        3    Superior Industries International, Inc.                                       $     110
       23    Tenneco Automotive, Inc. *                                                          300
       19    Tower Automotive, Inc. *                                                             67
       36    Visteon Corp.                                                                       425
       35    Winnebago Industries, Inc.                                                        1,290
                                                                                           ---------
                                                                                               3,384

             Banking -- 4.9%
        3    ABC Bancorp                                                                          55
        4    Amcore Financial, Inc.                                                              115
        2    AmericanWest Bancorp *                                                               38
       24    Astoria Financial Corp.                                                             885
        1    Bancfirst Corp.                                                                      30
        1    Bank of the Ozarks, Inc.                                                             14
       21    BankAtlantic Bancorp, Inc., Class A                                                 384
        2    Banner Corp.                                                                         46
        1    Capital Corp of the West                                                             31
        3    Capitol Bancorp LTD                                                                  86
        8    Chemical Financial Corp.                                                            310
        1    City Holding Co.                                                                     41
        3    Columbia Banking Systems, Inc.                                                       77
        9    Commerce Bancorp, Inc.                                                              479
        1    Commercial Capital Bancorp, Inc. *                                                   15
       63    Commercial Federal Corp.                                                          1,696
       11    Community Bank System, Inc.                                                         260
        3    Community Trust Bancorp, Inc.                                                        92
       13    Corus Bankshares, Inc.                                                              526
        9    Cullen/Frost Bankers, Inc.                                                          380
        7    Dime Community Bancshares                                                           128
        0^^  Financial Institutions, Inc.                                                          2
        0^^  First Citizens BancShares, Inc., Class A                                             12
        2    First Financial Holdings, Inc.                                                       55
        5    First Niagara Financial Group, Inc.                                                  60
        1    First Oak Brook Bancshares, Inc.                                                     27
        5    First Republic Bank                                                                 233
        4    FirstFed Financial Corp. *                                                          166
        8    Flagstar Bancorp, Inc.                                                              161
       29    Gold Banc Corp., Inc.                                                               445
        1    Great Southern Bancorp, Inc.                                                         18
       10    Greater Bay Bancorp                                                                 292
       17    Hanmi Financial Corp.                                                               513
        5    Hibernia Corp., Class A                                                             122
       17    Hudson River Bancorp                                                                283
        9    IBERIABANK Corp.                                                                    550
       10    Independent Bank Corp. - Massachusetts                                              281
       10    Independent Bank Corp. - Michigan                                                   259
        3    IndyMac Bancorp, Inc.                                                                92
        0^^  International Bancshares Corp.                                                       14
       12    Irwin Financial Corp.                                                               309
        0^^  Lakeland Financial Corp.                                                              3
        7    MAF Bancorp, Inc.                                                                   303
        0^^  MainSource Financial Group, Inc.                                                     10

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Banking -- Continued
        1    MB Financial, Inc.                                                            $      22
        4    Mercantile Bank Corp.                                                               145
        8    Mid-State Bancshares                                                                190
        0^^  Nara Bancorp, Inc.                                                                    7
       15    NetBank, Inc.                                                                       158
        0^^  Old Second Bancorp, Inc.                                                              5
        7    Oriental Financial Group, Inc. (Puerto Rico)                                        176
        0^^  Peoples Bancorp, Inc.                                                                11
        6    Provident Bankshares Corp.                                                          176
       14    R&G Financial Corp. (Puerto Rico), Class B                                          448
       26    Republic Bancorp, Inc. - Michigan                                                   357
        1    Republic Bancorp, Inc.- Kentucky, Class A                                            21
        0^^  Royal Bancshares of Pennsylvania, Class A                                             8
        0^^  SCBT Financial Corp.                                                                 12
        4    Second Bancorp, Inc.                                                                125
        3    Silicon Valley Bancshares *                                                         131
        3    Simmons First National Corp., Class A                                                89
        2    Southside Bancshares, Inc.                                                           52
        0^^  Southwest Bancorp, Inc.                                                               4
        4    State Financial Services Corp., Class A                                             119
        6    Sterling Financial Corp. - Pennsylvania                                             148
       15    Sterling Financial Corp. - Washington *                                             479
        3    Summit Bancshares, Inc.                                                              99
        2    Sun Bancorp, Inc. *                                                                  33
        4    Taylor Capital Group, Inc.                                                           85
       14    The Colonial BancGroup, Inc.                                                        247
        6    TierOne Corp.                                                                       127
        3    TriCo Bancshares                                                                     47
        4    Umpqua Holdings Corp.                                                                88
        8    United Bankshares, Inc.                                                             267
       13    W Holding Co., Inc. (Puerto Rico)                                                   222
       18    West Coast Bancorp                                                                  386
        1    Western Sierra Bancorp *                                                             37
        1    Wintrust Financial Corp.                                                             35
                                                                                           ---------
                                                                                              14,454

             Biotechnology -- 2.7%
        5    Abgenix, Inc. *                                                                      55
       76    Albany Molecular Research, Inc. *                                                   978
        0^^  Alexion Pharmaceuticals, Inc. *                                                       6
        6    Applera Corp. - Celera Genomics Group *                                              68
        3    Bio-Rad Laboratories, Inc., Class A *                                               171
       80    Cambrex Corp.                                                                     2,030
        3    Cell Genesys, Inc. *                                                                 27
       14    Cytogen Corp. *                                                                     227
        8    Cytokinetics, Inc. *                                                                116
       61    Genelabs Technologies *                                                             140
       10    Human Genome Sciences, Inc. *                                                       112
       81    Pharmaceutical Product Development, Inc. *                                        2,560
       66    Serologicals Corp. *                                                              1,321
        7    Telik, Inc. *                                                                       159
                                                                                           ---------
                                                                                               7,970

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Broadcasting/Cable -- 0.6%
       40    Charter Communications, Inc., Class A *                                       $     156
       12    Mediacom Communications Corp., Class A *                                             92
        0^^  Pulitzer, Inc.                                                                       20
      132    Sinclair Broadcast Group, Inc., Class A                                           1,356
                                                                                           ---------
                                                                                               1,624

             Business Services -- 2.3%
      109    Administaff, Inc. *                                                               1,813
        1    Banta Corp.                                                                          49
       16    Century Business Services, Inc. *                                                    70
        0^^  Charles River Associates, Inc. *                                                     12
        3    Clark, Inc. *                                                                        50
        0^^  Consolidated Graphics, Inc. *                                                        18
      162    Convergys Corp. *                                                                 2,501
        4    Cornell Companies, Inc. *                                                            60
        9    Dollar Thrifty Automotive Group, Inc. *                                             255
       19    Gartner, Inc., Class A *                                                            251
        3    Harris Interactive, Inc. *                                                           17
        2    infoUSA, Inc. *                                                                      16
       34    Kelly Services, Inc., Class A                                                     1,025
        1    MAXIMUS, Inc., *                                                                     39
        7    Metris Companies, Inc. *                                                             58
        2    NCO Group, Inc. *                                                                    45
        4    Parexel International Corp. *                                                        81
        4    PDI, Inc. *                                                                         106
       19    Spherion Corp. *                                                                    193
       14    TeleTech Holdings, Inc. *                                                           122
        7    Tyler Technologies, Inc. *                                                           66
        0^^  Volt Information Sciences, Inc. *                                                    13
                                                                                           ---------
                                                                                               6,860

             Chemicals -- 2.9%
       17    Cabot Corp.                                                                         680
       31    Crompton Corp.                                                                      197
        7    Cytec Industries, Inc.                                                              323
       27    Engelhard Corp.                                                                     871
        9    FMC Corp. *                                                                         371
       13    Georgia Gulf Corp.                                                                  466
       10    HB Fuller Co.                                                                       281
       14    Hercules, Inc. *                                                                    171
        0^^  Kronos Worldwide, Inc.                                                                6
        3    Millennium Chemicals, Inc. *                                                         52
        4    Minerals Technologies, Inc.                                                         226
        7    NewMarket Corp. *                                                                   159
       13    NL Industries, Inc.                                                                 194
        9    Octel Corp. (United Kingdom)                                                        248
        2    OM Group, Inc. *                                                                     63
       28    Polyone Corp. *                                                                     210
      185    RPM International, Inc.                                                           2,816
        6    Valhi, Inc.                                                                          64
       19    Valspar Corp.                                                                       972
       17    W.R. Grace & Co. *                                                                  107

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Chemicals -- Continued
       12    Wellman, Inc.                                                                 $     100
                                                                                           ---------
                                                                                               8,577

             Computer Networks -- 0.1%
        5    Anixter International, Inc.                                                         163
        3    Black Box Corp.                                                                     156
        4    SafeNet, Inc. *                                                                     115
                                                                                           ---------
                                                                                                 434

             Computer Software -- 1.1%
        8    Aspen Technology, Inc. *                                                             57
        2    CACI International, Inc., Class A *                                                  77
       13    Ciber, Inc. *                                                                       107
       32    CompuCom Systems, Inc. *                                                            144
        5    Computer Programs & Systems, Inc.                                                    92
        5    DSP Group, Inc. *                                                                   128
        4    E.piphany, Inc. *                                                                    20
       39    Global Payments, Inc.                                                             1,732
        0^^  Hyperion Solutions Corp. *                                                            4
        2    Intergraph Corp. *                                                                   44
        0^^  Magma Design Automation, Inc. *                                                       8
        8    ManTech International Corp., Class A *                                              152
        5    Manugistics Group, Inc. *                                                            17
        4    NetIQ Corp. *                                                                        58
       31    Parametric Technology Corp. *                                                       153
       10    Per-Se Technologies, Inc. *                                                         141
        8    Perot Systems Corp., Class A *                                                      100
        5    Progress Software Corp. *                                                           111
        9    Secure Computing Corp. *                                                            101
                                                                                           ---------
                                                                                               3,246

             Computers/Computer Hardware -- 0.5%
       13    Agilysys, Inc.                                                                      175
       10    Electronics for Imaging, Inc. *                                                     271
       22    Gateway, Inc. *                                                                     101
        8    Hutchinson Technology, Inc. *                                                       197
        8    Imagistics International, Inc. *                                                    287
        3    Komag, Inc. *                                                                        36
        9    Maxtor Corp. *                                                                       62
        4    PalmOne, Inc. *                                                                     122
       22    Quantum Corp. *                                                                      69
        4    Radisys Corp. *                                                                      71
       45    Silicon Graphics, Inc. *                                                             99
        7    Sykes Enterprises, Inc. *                                                            50
                                                                                           ---------
                                                                                               1,540

             Construction -- 2.2%
        1    Beazer Homes USA, Inc.                                                               80
        1    Dominion Homes, Inc. *                                                               32
        4    Dycom Industries, Inc. *                                                            120
        1    EMCOR Group, Inc. *                                                                  53
       71    Hovnanian Enterprises, Inc., Class A *                                            2,451
        5    Levitt Corp., Class A *                                                             131
       23    Meritage Corp. *                                                                  1,576

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Construction -- Continued
       32    Standard-Pacific Corp.                                                        $   1,592
       13    WCI Communities, Inc. *                                                             290
                                                                                           ---------
                                                                                               6,325

             Construction Materials -- 0.5%
        7    AMCOL International Corp.                                                           140
        3    Ameron International Corp.                                                           92
        0^^  Eagle Materials, Inc.                                                                21
        6    Genlyte Group, Inc. *                                                               359
        7    LSI Industries, Inc.                                                                 78
        1    NCI Building Systems, Inc. *                                                         42
        6    Texas Industries, Inc.                                                              226
       11    Universal Forest Products, Inc.                                                     362
       12    USG Corp. *                                                                         204
                                                                                           ---------
                                                                                               1,524

             Consumer Products -- 2.6%
        4    American Greetings Corp., Class A *                                                  90
       62    Chattem, Inc. *                                                                   1,799
        0^^  CSS Industries, Inc.                                                                  5
        4    Elizabeth Arden, Inc. *                                                              78
       31    Harman International Industries, Inc.                                             2,821
        8    Kimball International, Class B                                                      119
       14    Revlon, Inc., Class A *                                                              41
       22    The Scotts Co., Class A *                                                         1,412
        5    Toro Co.                                                                            329
        2    Tupperware Corp.                                                                     47
       17    Universal Corp.                                                                     851
                                                                                           ---------
                                                                                               7,592

             Consumer Services -- 1.7%
        6    Alderwoods Group, Inc. (Canada) *                                                    74
        3    Arbitron, Inc. *                                                                    121
        0^^  MemberWorks, Inc. *                                                                  12
       27    Regis Corp.                                                                       1,202
       13    Rent-Way, Inc. *                                                                    113
       67    Stewart Enterprises, Inc., Class A *                                                541
        7    The GEO Group, Inc. *                                                               151
      158    United Rentals, Inc. *                                                            2,829
                                                                                           ---------
                                                                                               5,043

             Distribution -- 0.5%
        4    Building Material Holding Corp.                                                      81
       53    Watsco, Inc.                                                                      1,480
        1    WESCO International, Inc. *                                                          20
                                                                                           ---------
                                                                                               1,581

             Electronics/Electrical Equipment -- 5.1%
        4    Analogic Corp.                                                                      178
        4    Bel Fuse, Inc., Class B                                                             154
        7    Benchmark Electronics, Inc. *                                                       217
        6    Checkpoint Systems, Inc. *                                                          100
       81    Coherent, Inc. *                                                                  2,404
       11    CTS Corp.                                                                           135
        6    Encore Wire Corp. *                                                                 152

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Electronics/Electrical Equipment -- Continued
       64    Flir Systems, Inc. *                                                          $   3,498
        8    Integrated Electrical Services, Inc. *                                               65
        3    MTS Systems Corp.                                                                    80
      106    Paxar Corp. *                                                                     2,063
       45    PerkinElmer, Inc.                                                                   899
        9    Rayovac Corp. *                                                                     247
       52    Sanmina-SCI Corp. *                                                                 474
        8    Stoneridge, Inc. *                                                                  134
      132    Symbol Technologies, Inc.                                                         1,939
        5    Sypris Solutions, Inc.                                                               86
        1    Trimble Navigation LTD *                                                             25
        3    TTM Technologies, Inc. *                                                             38
       99    Vishay Intertechnology, Inc. *                                                    1,832
        6    Watts Water Technologies, Inc., Class A                                             148
                                                                                           ---------
                                                                                              14,868

             Engineering Services -- 0.2%
       10    McDermott International, Inc. *                                                     104
        8    URS Corp. *                                                                         222
        9    Washington Group International, Inc. *                                              315
                                                                                           ---------
                                                                                                 641

             Entertainment/Leisure -- 1.1%
       14    AMC Entertainment, Inc. *                                                           218
        5    Ameristar Casinos, Inc.                                                             151
        3    Arctic Cat, Inc.                                                                     80
        4    Argosy Gaming Co. *                                                                 143
       13    Aztar Corp. *                                                                       366
        1    Bally Total Fitness Holding Corp. *                                                   4
        4    Boyd Gaming Corp.                                                                   104
       19    Callaway Golf Co.                                                                   215
        4    Isle of Capri Casinos, Inc. *                                                        63
        7    K2, Inc. *                                                                          110
        6    Navigant International, Inc. *                                                      100
       10    Six Flags, Inc. *                                                                    70
       56    WMS Industries, Inc. *                                                            1,653
                                                                                           ---------
                                                                                               3,277

             Environmental Services -- 0.2%
        1    BHA Group Holdings, Inc.                                                             23
        5    Mine Safety Appliances Co.                                                          152
       12    Republic Services, Inc.                                                             355
        9    Tetra Tech, Inc. *                                                                  144
                                                                                           ---------
                                                                                                 674

             Financial Services -- 4.3%
       44    Accredited Home Lenders Holding Co. *                                             1,241
        8    Advanta Corp., Class B                                                              179
        3    American Capital Strategies LTD                                                      81
       89    AmeriCredit Corp. *                                                               1,742
       96    BankUnited Financial Corp., Class A *                                             2,482
        8    CompuCredit Corp. *                                                                 140
       36    Eaton Vance Corp.                                                                 1,376
        1    eSpeed, Inc., Class A *                                                              11

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Financial Services -- Continued
        0^^  ITLA Capital Corp. *                                                          $      12
       60    Jefferies Group, Inc.                                                             1,846
       26    Knight Trading Group, Inc., Class A *                                               264
        5    LaBranche & Co., Inc.                                                                45
        4    New Century Financial Corp.                                                         166
        8    Ocwen Financial Corp. *                                                             101
       71    Raymond James Financial, Inc.                                                     1,874
       21    Safeguard Scientifics, Inc. *                                                        49
        4    Student Loan Corp.                                                                  601
       14    World Acceptance Corp. *                                                            260
        3    WSFS Financial Corp.                                                                161
                                                                                           ---------
                                                                                              12,631

             Food/Beverage Products -- 0.9%
       63    American Italian Pasta Co., Class A                                               1,913
       25    Chiquita Brands International, Inc. *                                               525
        1    Corn Products International, Inc.                                                    23
        1    Flowers Foods, Inc.                                                                  30
        0^^  J & J Snack Foods Corp. *                                                            12
        3    Ralcorp Holdings, Inc. *                                                            116
        0^^  Sensient Technologies Corp.                                                           9
        0^^  The J.M. Smucker Co.                                                                 15
                                                                                           ---------
                                                                                               2,643

             Health Care/Health Care Services -- 8.1%
       55    Accredo Health, Inc. *                                                            2,144
      279    Beverly Enterprises, Inc. *                                                       2,398
        8    CONMED Corp. *                                                                      208
       55    Cooper Companies, Inc.                                                            3,481
       72    Covance, Inc. *                                                                   2,766
       12    Cross Country Healthcare, Inc. *                                                    219
        4    CTI Molecular Imaging, Inc. *                                                        54
        9    Gentiva Health Services *                                                           138
      109    Health Management Associates, Inc., Class A                                       2,447
        0^^  Invacare Corp.                                                                        4
        7    Inveresk Research Group, Inc. *                                                     204
       14    Kindred Healthcare, Inc. *                                                          374
        6    Kyphon, Inc. *                                                                      161
        8    Lincare Holdings, Inc. *                                                            263
       28    Manor Care, Inc.                                                                    910
       16    Mariner Health Care, Inc. *                                                         441
       56    NDCHealth Corp.                                                                   1,297
       22    Omnicare, Inc.                                                                      946
       41    Orthovita, Inc. *                                                                   211
        9    Palatin Technologies, Inc. *                                                         39
       57    Pediatrix Medical Group, Inc. *                                                   3,959
        4    Province Healthcare Co. *                                                            60
       10    PSS World Medical, Inc. *                                                           115
        0^^  Sierra Health Services, Inc. *                                                       18
       12    Sola International, Inc. *                                                          214
        4    Steris Corp. *                                                                       92
        0^^  SurModics, Inc. *                                                                     5

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Health Care/Health Care Services -- Continued
        7    US Oncology, Inc. *                                                           $      99
                                                                                           ---------
                                                                                              23,267

             Hotels/Other Lodging -- 0.6%
       90    Hilton Hotels Corp.                                                               1,681
        5    La Quinta Corp. *                                                                    40
                                                                                           ---------
                                                                                               1,721

             Industrial Components -- 0.2%
       26    Lennox International, Inc.                                                          467

             Insurance -- 4.4%
       14    Allmerica Financial Corp. *                                                         477
       53    American Financial Group, Inc.                                                    1,632
       10    AmerUs Group Co.                                                                    393
        9    Argonaut Group, Inc. *                                                              170
        0^^  Baldwin & Lyons, Inc., Class B                                                        9
       38    Commerce Group, Inc.                                                              1,886
       19    Delphi Financial Group, Inc., Class A                                               846
        4    Direct General Corp.                                                                132
        1    FBL Financial Group, Inc., Class A                                                   34
        8    LandAmerica Financial Group, Inc.                                                   323
        0^^  Nationwide Financial Services, Class A                                               11
        2    NYMAGIC, Inc.                                                                        45
       50    Philadelphia Consolidated Holding Corp. *                                         2,980
       38    PMA Capital Corp., Class A                                                          338
        1    ProAssurance Corp. *                                                                 20
       21    Protective Life Corp.                                                               820
        3    RLI Corp.                                                                           117
       29    SAFECO Corp.                                                                      1,285
        1    Safety Insurance Group, Inc.                                                         24
        7    Selective Insurance Group                                                           271
        3    State Auto Financial Corp.                                                          104
       13    Stewart Information Services Corp.                                                  449
        2    The Midland Co.                                                                      65
        0^^  The Navigators Group, Inc. *                                                          9
        4    The Phoenix Companies, Inc.                                                          53
        7    UICI *                                                                              162
        0^^  United Fire & Casualty Co.                                                           17
        5    Universal American Financial Corp. *                                                 57
        4    Zenith National Insurance Corp.                                                     204
                                                                                           ---------
                                                                                              12,933

             Internet Services/Software -- 0.6%
        3    AsiaInfo Holdings, Inc. (China) *                                                    13
       23    EarthLink, Inc. *                                                                   234
       27    Homestore, Inc. *                                                                   107
       93    Internet Security Systems, Inc. *                                                 1,424
        0^^  ProQuest Co. *                                                                       11
        6    United Online, Inc. *                                                               106
                                                                                           ---------
                                                                                               1,895

             Leasing -- 0.1%
        9    GATX Corp.                                                                          253
        8    Interpool, Inc.                                                                     128
                                                                                           ---------
                                                                                                 381

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Machinery & Engineering Equipment -- 2.0%
      100    AGCO Corp. *                                                                  $   2,037
       22    Applied Industrial Technologies, Inc.                                               660
       11    Cascade Corp.                                                                       328
        4    Flowserve Corp. *                                                                   100
        0^^  Kadant, Inc. *                                                                        9
        5    Milacron, Inc. *                                                                     21
        1    NACCO Industries, Inc., Class A                                                      95
        4    Regal-Beloit Corp.                                                                   93
        8    Sauer-Danfoss, Inc.                                                                 128
       97    Stewart & Stevenson Services, Inc.                                                1,733
        3    Tecumseh Products Co., Class A                                                      136
        0^^  Thomas Industries, Inc.                                                              13
       11    UNOVA, Inc. *                                                                       231
        5    York International Corp.                                                            197
                                                                                           ---------
                                                                                               5,781

             Manufacturing -- 3.1%
        1    Actuant Corp., Class A *                                                             23
        8    Acuity Brands, Inc.                                                                 216
        8    Albany International Corp., Class A                                                 252
        4    AO Smith Corp.                                                                      130
       11    Barnes Group, Inc.                                                                  319
        4    CIRCOR International, Inc.                                                           88
        3    ESCO Technologies, Inc. *                                                           176
        0^^  Gardner Denver, Inc. *                                                                3
        7    Griffon Corp. *                                                                     145
       38    Harsco Corp.                                                                      1,777
       25    JLG Industries, Inc.                                                                353
       48    Joy Global, Inc.                                                                  1,446
        9    NN, Inc.                                                                            119
        1    Penn Engineering & Manufacturing Corp.                                               15
        8    Quanex Corp.                                                                        390
       27    Terex Corp. *                                                                       916
       92    Timken Co.                                                                        2,449
       10    Walter Industries, Inc.                                                             129
                                                                                           ---------
                                                                                               8,946

             Metals/Mining -- 0.9%
        6    Commercial Metals Co.                                                               178
      216    The Shaw Group, Inc. *                                                            2,192
       11    Valmont Industries, Inc.                                                            256
                                                                                           ---------
                                                                                               2,626

             Multi-Media -- 0.5%
        1    4Kids Entertainment, Inc. *                                                          17
        9    Insight Communications Co., Inc. *                                                   86
        4    Journal Register Co. *                                                               80
       14    Lodgenet Entertainment Corp. *                                                      229
       33    Scholastic Corp. *                                                                  995
        9    World Wrestling Entertainment, Inc.                                                 117
                                                                                           ---------
                                                                                               1,524

             Office/Business Equipment -- 0.1%
        0^^  Global Imaging Systems, Inc. *                                                        4

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Office/Business Equipment -- Continued
        7    United Stationers, Inc. *                                                     $     258
                                                                                           ---------
                                                                                                 262

             Oil & Gas -- 5.4%
        4    Black Hills Corp.                                                                   123
        2    CAL Dive International, Inc. *                                                       45
      217    Chesapeake Energy Corp.                                                           3,195
        7    Cimarex Energy Co. *                                                                203
        8    Comstock Resources, Inc. *                                                          163
       19    Denbury Resources, Inc. *                                                           394
        8    Energen Corp.                                                                       389
        5    Hanover Compressor Co. *                                                             54
        5    Houston Exploration Co. *                                                           249
       41    Kerr-McGee Corp.                                                                  2,183
       24    Magnum Hunter Resources, Inc. *                                                     252
        5    NUI Corp.                                                                            69
        3    Oceaneering International, Inc. *                                                   113
       12    Oil States International, Inc. *                                                    185
       62    ONEOK, Inc.                                                                       1,355
        8    RPC, Inc.                                                                           122
       22    Southern Union Co. *                                                                471
       17    Southwest Gas Corp.                                                                 413
       31    Southwestern Energy Co. *                                                           897
        8    Stone Energy Corp. *                                                                365
      130    Superior Energy Services, Inc. *                                                  1,306
       52    Swift Energy Co. *                                                                1,149
       18    Tesoro Petroleum Corp. *                                                            500
       39    Universal Compression Holding, Inc. *                                             1,181
        8    Veritas DGC, Inc. *                                                                 190
       15    Vintage Petroleum, Inc.                                                             255
        0^^  World Fuel Services Corp.                                                            18
                                                                                           ---------
                                                                                              15,839

             Packaging -- 1.0%
        7    Chesapeake Corp.                                                                    197
       55    Crown Holdings, Inc. *                                                              548
        5    Greif, Inc., Class A                                                                207
       59    Pactiv Corp. *                                                                    1,467
        4    Rock-Tenn Co., Class A                                                               71
       10    Silgan Holdings, Inc.                                                               387
                                                                                           ---------
                                                                                               2,877

             Paper/Forest Products -- 0.2%
        9    Schweitzer-Mauduit International, Inc.                                              285
       13    Wausau-Mosinee Paper Corp.                                                          218
                                                                                           ---------
                                                                                                 503

             Pharmaceuticals -- 1.4%
        7    Adolor Corp. *                                                                       94
        3    Alpharma, Inc., Class A                                                              68
        7    AtheroGenics, Inc. *                                                                135
      134    AVANIR Pharmaceuticals, Class A *                                                   224
        8    Barr Laboratories, Inc. *                                                           278
        4    Cubist Pharmaceuticals, Inc. *                                                       47

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Pharmaceuticals -- Continued
       26    Cypress Bioscience, Inc. *                                                    $     353
        8    Discovery Laboratories, Inc. *                                                       79
        4    KV Pharmaceutical Co., Class A *                                                    102
       57    KV Pharmaceutical Co., Class B *                                                  1,450
       81    Nabi Biopharmaceuticals *                                                         1,154
        4    Rigel Pharmaceuticals, Inc. *                                                        58
        3    United Therapeutics Corp. *                                                          69
                                                                                           ---------
                                                                                               4,111

             Printing & Publishing -- 0.3%
       12    Bowne & Co., Inc.                                                                   190
       21    John H. Harland Co.                                                                 608
                                                                                           ---------
                                                                                                 798

             Real Estate -- 0.1%
        8    Jones Lang LaSalle, Inc. *                                                          220

             Real Estate Investment Trust -- 4.5%
        3    Alexandria Real Estate Equities, Inc.                                               193
       20    American Financial Realty Trust                                                     283
       23    American Home Mortgage Investment Corp.                                             594
       39    Anthracite Capital, Inc.                                                            468
       13    Bedford Property Investors, Inc.                                                    371
       13    Capital Automotive Real Estate Investment Trust                                     390
       40    CarrAmerica Realty Corp.                                                          1,201
       22    Entertainment Properties Trust                                                      798
       28    Equity Inns, Inc.                                                                   257
        4    Gables Residential Trust                                                            122
       18    Glenborough Realty Trust, Inc.                                                      334
       11    Government Properties Trust, Inc.                                                   118
       11    Highwoods Properties, Inc.                                                          263
       20    IMPAC Mortgage Holdings, Inc.                                                       457
       24    InnKeepers USA Trust                                                                252
        8    LaSalle Hotel Properties                                                            195
       31    Lexington Corporate Properties Trust                                                625
       13    LTC Properties, Inc.                                                                219
       34    Meristar Hospitality Corp. *                                                        229
       11    MFA Mortgage Investments, Inc.                                                       98
       21    Mid-America Apartment Communities, Inc.                                             788
       19    National Health Investors, Inc.                                                     506
        4    NovaStar Financial, Inc.                                                            148
        5    Parkway Properties, Inc.                                                            209
       13    Pennsylvania Real Estate Investment Trust                                           445
       18    RAIT Investment Trust                                                               434
        9    Saul Centers, Inc.                                                                  292
       19    Senior Housing Properties Trust                                                     324
       24    SL Green Realty Corp.                                                             1,124
        8    Sun Communities, Inc.                                                               316
        4    Tanger Factory Outlet Centers, Inc.                                                 152
        5    Taubman Centers, Inc.                                                               124
        1    Urstadt Biddle Properties, Inc., Class A                                             13
       35    Ventas, Inc.                                                                        811

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Real Estate Investment Trust -- Continued
        7    Winston Hotels, Inc.                                                          $      67
                                                                                           ---------
                                                                                              13,220

             Restaurants/Food Services -- 1.2%
       13    Brinker International, Inc. *                                                       433
       41    CEC Entertainment, Inc. *                                                         1,206
        9    Jack in the Box, Inc. *                                                             255
       16    Landry's Restaurants, Inc.                                                          490
        3    Papa John's International, Inc. *                                                    80
        1    Ryan's Restaurant Group, Inc. *                                                       8
       48    Sonic Corp. *                                                                     1,091
                                                                                           ---------
                                                                                               3,563

             Retailing -- 7.2%
        8    Aaron Rents, Inc.                                                                   260
       75    Abercrombie & Fitch Co., Class A                                                  2,899
       15    Aeropostale, Inc. *                                                                 408
       15    Asbury Automotive Group, Inc. *                                                     227
      160    Big Lots, Inc. *                                                                  2,313
        0^^  Bob Evans Farms                                                                       3
        5    Brown Shoe Co., Inc.                                                                192
        4    Casey's General Stores, Inc.                                                         77
       20    Cash America International, Inc.                                                    451
        1    Charlotte Russe Holding, Inc. *                                                      15
       43    Charming Shoppes, Inc. *                                                            381
        1    Cole National Corp. *                                                                14
       96    CSK Auto Corp. *                                                                  1,639
       10    Dillards, Inc., Class A                                                             230
        6    Dress Barn, Inc. *                                                                  108
        3    GameStop Corp. *                                                                     47
        4    Genesco, Inc. *                                                                     102
        3    Goody's Family Clothing, Inc.                                                        30
        5    Great Atlantic & Pacific Tea Co., Inc. *                                             41
       11    Hollywood Entertainment Corp. *                                                     152
        4    Insight Enterprises, Inc. *                                                          76
        5    Jo-Ann Stores, Inc. *                                                               158
        0^^  Linens 'N Things, Inc. *                                                              3
      102    Men's Wearhouse, Inc. *                                                           2,689
        0^^  Movado Group, Inc.                                                                    7
       38    Movie Gallery, Inc.                                                                 739
        1    Nash-Finch Co.                                                                       35
        9    Nu Skin Enterprises, Inc., Class A                                                  228
      164    Office Depot, Inc. *                                                              2,932
        8    Pathmark Stores, Inc. *                                                              59
       11    Payless ShoeSource, Inc. *                                                          164
        9    Pep Boys-Manny, Moe & Jack                                                          236
        0^^  School Specialty, Inc. *                                                             11
       17    ShopKo Stores, Inc. *                                                               233
        5    Smart & Final, Inc. *                                                                65
        4    Stage Stores, Inc. *                                                                162
        9    Systemax, Inc. *                                                                     62
        2    The Children's Place Retail Stores, Inc. *                                           42

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Retailing -- Continued
        4    The J. Jill Group, Inc. *                                                     $      87
        2    The Pantry, Inc. *                                                                   35
       81    The Sports Authority, Inc. *                                                      2,917
        3    United Auto Group, Inc.                                                              80
       35    Winn-Dixie Stores, Inc.                                                             249
        4    Zale Corp. *                                                                        117
                                                                                           ---------
                                                                                              20,975

             Semi-Conductors -- 0.4%
        0^^  Actel Corp. *                                                                         7
       15    Axcelis Technologies, Inc. *                                                        190
       17    Cirrus Logic, Inc. *                                                                100
        2    Cohu, Inc.                                                                           30
        1    Dupont Photomasks, Inc. *                                                            10
        8    ESS Technology, Inc. *                                                               88
        3    Exar Corp. *                                                                         48
        6    Integrated Silicon Solutions, Inc. *                                                 71
       12    Lattice Semiconductor Corp. *                                                        85
        2    MKS Instruments, Inc. *                                                              50
       12    ON Semiconductor Corp. *                                                             62
        3    Photronics, Inc. *                                                                   63
        6    Silicon Storage Technology, Inc. *                                                   62
       11    Skyworks Solutions, Inc. *                                                           92
        3    Standard Microsystems Corp. *                                                        75
       10    Vitesse Semiconductor Corp. *                                                        46
                                                                                           ---------
                                                                                               1,079

             Shipping/Transportation -- 0.9%
      142    Swift Transportation Co., Inc. *                                                  2,547
        3    USF Corp.                                                                           116
                                                                                           ---------
                                                                                               2,663

             Steel -- 0.4%
        3    Carpenter Technology Corp.                                                          112
       11    Reliance Steel & Aluminum Co.                                                       456
       10    Ryerson Tull, Inc.                                                                  160
        1    Schnitzer Steel Industries, Inc., Class A                                            31
       16    Steel Dynamics, Inc. *                                                              461
                                                                                           ---------
                                                                                               1,220

             Telecommunications -- 1.5%
      191    American Tower Corp., Class A *                                                   2,908
        5    Arris Group, Inc. *                                                                  31
       47    Cincinnati Bell, Inc. *                                                             210
        0^^  Commonwealth Telephone Enterprises, Inc. *                                           18
       15    CT Communications, Inc.                                                             232
        8    General Communication, Inc., Class A *                                               64
        3    Hypercom Corp. *                                                                     28
       14    MasTec, Inc. *                                                                       75
       23    MRV Communications, Inc. *                                                           62
        3    North Pittsburgh Systems, Inc.                                                       66
       45    PTEK Holdings, Inc. *                                                               518
        8    Talk America Holdings, Inc. *                                                        61
       13    Time Warner Telecom, Inc., Class A *                                                 53
                                                                                           ---------
                                                                                               4,326

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Telecommunications Equipment -- 0.4%
       45    Andrew Corp. *                                                                $     899
        4    C-COR.net Corp. *                                                                    44
       50    Corvis Corp. *                                                                       70
        5    Ditech Communications Corp. *                                                       117
        4    Remec, Inc. *                                                                        24
       11    Sycamore Networks, Inc. *                                                            47
       11    Terayon Communications Systems, Inc. *                                               25
                                                                                           ---------
                                                                                               1,226

             Textiles -- 0.2%
       14    Angelica Corp.                                                                      349
        5    UniFirst Corp.                                                                      140
                                                                                           ---------
                                                                                                 489

             Tire & Rubber -- 0.2%
       22    Cooper Tire & Rubber Co.                                                            513

             Tools/Equipment -- 0.4%
       39    Snap-On, Inc.                                                                     1,302

             Toys & Games -- 0.1%
        3    JAKKS Pacific, Inc. *                                                                58
        5    RC2 Corp. *                                                                         192
        5    Steinway Musical Instruments, Inc. *                                                158
                                                                                           ---------
                                                                                                 408

             Transportation -- 0.6%
        5    Covenant Transport, Inc., Class A *                                                  82
       12    Genesee & Wyoming, Inc., Class A *                                                  294
        5    Offshore Logistics, Inc. *                                                          132
        6    Overseas Shipholding Group, Inc.                                                    269
       15    RailAmerica, Inc. *                                                                 213
       10    SCS Transportation, Inc. *                                                          267
        3    The Greenbrier Companies, Inc. *                                                     55
        4    US Xpress Enterprises, Inc. *                                                        57
       13    Werner Enterprises, Inc.                                                            265
                                                                                           ---------
                                                                                               1,634

             Utilities -- 4.2%
        5    Allegheny Energy, Inc. *                                                             80
        0^^  American States Water Co.                                                             9
        4    Atmos Energy Corp.                                                                  102
       10    Avista Corp.                                                                        179
        0^^  California Water Service Group                                                       11
        5    CH Energy Group, Inc.                                                               223
        8    Cleco Corp.                                                                         137
       46    CMS Energy Corp. *                                                                  420
       18    El Paso Electric Co. *                                                              272
       55    Idacorp, Inc.                                                                     1,474
       19    New Jersey Resources Corp.                                                          782
        6    Northwest Natural Gas Co.                                                           192
       86    PNM Resources, Inc.                                                               1,781
      131    Puget Energy, Inc.                                                                2,872
       56    Sierra Pacific Resources *                                                          435

                       See notes to financial statements.

   SHARES    ISSUER                                                                            VALUE
----------------------------------------------------------------------------------------------------
    Long-Term Investments -- Continued

             Utilities -- Continued
        9    South Jersey Industries, Inc.                                                 $     378
        3    UIL Holdings Corp.                                                                  161
       22    UniSource Energy Corp.                                                              539
       62    Vectren Corp.                                                                     1,552
       17    WPS Resources Corp.                                                                 804
                                                                                           ---------
                                                                                              12,403

             Waste Management -- 0.5%
      104    Allied Waste Industries, Inc. *                                                   1,375
             ---------------------------------------------------------------------------------------
             Total Common Stocks                                                             266,420
             (Cost $209,495)
             ---------------------------------------------------------------------------------------

             INVESTMENT COMPANIES -- 2.8%
       47    iShares Russell 2000 Value Index Fund                                             8,077
       16    Technology Investment Capital Corp.                                                 215
             ---------------------------------------------------------------------------------------
             Total Investment Companies                                                        8,292
             (Cost $7,580)
----------------------------------------------------------------------------------------------------
             Total Long-Term Investments                                                     274,712
             (Cost $217,075)
----------------------------------------------------------------------------------------------------
    Short-Term Investments -- 6.1%
----------------------------------------------------------------------------------------------------

PRINCIPAL
   AMOUNT
             U.S. TREASURY SECURITY -- 0.1%
$     405    U.S. Treasury Notes & Bonds, 2.125%, 10/31/04 @                                     406
             (Cost $406)

   SHARES
             MONEY MARKET FUND -- 6.0%
   17,448    JPMorgan Prime Money Market Fund (a)                                             17,448
             (Cost $17,448)
----------------------------------------------------------------------------------------------------
             Total Short-Term Investments                                                     17,854
             (Cost $17,854)
----------------------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                                   $ 292,566
             (Cost $234,929)
----------------------------------------------------------------------------------------------------

Future Contracts
(Amounts in thousands, except number of contracts)

                                                                      NOTIONAL         UNREALIZED
 NUMBER                                                               VALUE AT        APPRECIATION
   OF                                             EXPIRATION          6/30/04        (DEPRECIATION)
CONTRACTS       DESCRIPTION                          DATE              (USD)             (USD)
----------------------------------------------------------------------------------------------------
                LONG FUTURES OUTSTANDING
    15          Russell 2000                    September, 2004        $ 4,443           $ 178

                       See notes to financial statements.

JPMORGAN FUNDS
Portfolio of Investments


Abbreviations:
*        -- Non-income producing security.
^        -- Amount rounds to less than 0.1%.
^^       -- Amount rounds to less than one thousand.
@        -- Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)      -- Affiliated. Money market fund registered under the Investment
            Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
USD      -- United States Dollar.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Assets and Liabilities

As of June 30, 2004
(Amounts in thousands, except per share amounts)

                                                               MULTI-MANAGER   MULTI-MANAGER
                                                                 SMALL CAP       SMALL CAP
                                                                GROWTH FUND      VALUE FUND
--------------------------------------------------------------------------------------------
ASSETS:
   Investments in non-affiliates, at value                     $     246,868   $     275,118
   Investments in affiliates, at value                                 9,048          17,448
--------------------------------------------------------------------------------------------
Total investment securities, at value                                255,916         292,566
--------------------------------------------------------------------------------------------
   Cash                                                                   --               1
   Receivables:
      Investment securities sold                                       1,416             538
      Fund shares sold                                                   217             181
      Interest and dividends                                              36             221
      Variation margin                                                    --              32
--------------------------------------------------------------------------------------------
Total Assets                                                         257,585         293,539
--------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Investment securities purchased                                  3,564           5,483
      Fund shares redeemed                                               304             330
   Accrued liabilities:
      Investment advisory fees                                           170             192
      Administration fees                                                 21              30
      Shareholder servicing fees                                          50              56
      Custodian fees                                                      51              62
      Trustees' fees                                                       1               2
      Other                                                               18              18
--------------------------------------------------------------------------------------------
Total Liabilities                                                      4,179           6,173
--------------------------------------------------------------------------------------------
NET ASSETS:
   Paid in capital                                                   208,007         215,687
   Accumulated net investment income (loss)                           (1,242)           (366)
   Accumulated net realized gain (loss) on investments and
      futures                                                         13,140          14,230
   Net unrealized appreciation (depreciation) of investments
      and futures                                                     33,501          57,815
--------------------------------------------------------------------------------------------
Total Net Assets                                               $     253,406   $     287,366
--------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value;
unlimited number of shares authorized):                               17,229          17,331
Net Asset Value, redemption and offering price per share       $       14.71   $       16.58
--------------------------------------------------------------------------------------------
Cost of investments                                            $     222,415   $     234,929
============================================================================================

                       See notes to financial statements.

     Statement of Operations

For the six months ended June 30, 2004
(Amounts in thousands)

                                                               MULTI-MANAGER   MULTI-MANAGER
                                                                 SMALL CAP      SMALL CAP
                                                                GROWTH FUND     VALUE FUND
--------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
     Interest                                                    $          --   $           1
     Dividend                                                              330           1,279
     Dividend income from affiliated investments*                           41              65
----------------------------------------------------------------------------------------------
  Total investment income                                                  371           1,345
----------------------------------------------------------------------------------------------
  EXPENSES:
     Investment advisory fees                                              986           1,064
     Administration fees                                                   174             188
     Shareholder servicing fees                                            290             313
     Custodian fees                                                         71              66
     Registration fees                                                      17              17
     Printing and postage                                                    9               9
     Professional fees                                                      45              46
     Transfer agent fees                                                    34              29
     Trustees' fees                                                         15              16
     Other                                                                  23              26
----------------------------------------------------------------------------------------------
  Total expenses                                                         1,664           1,774
----------------------------------------------------------------------------------------------
     Less amounts waived                                                    40              21
----------------------------------------------------------------------------------------------
        Net expenses                                                     1,624           1,753
----------------------------------------------------------------------------------------------
  Net investment income (loss)                                          (1,253)           (408)
----------------------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
     Net realized gain (loss) on transactions from:
        Investments                                                     10,418          12,045
        Futures                                                             --              85
     Change in net unrealized appreciation (depreciation) of:
        Investments                                                     (1,118)          5,523
        Futures                                                             --              99
----------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments
        and futures                                                      9,300          17,752
----------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations       $       8,047   $      17,344
----------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:              $           7   $          11
==============================================================================================

                       See notes to financial statements.

Statement of Changes in Net Assets For the periods indicated
(Amounts in thousands)

                                                                               MULTI-MANAGER               MULTI-MANAGER
                                                                                 SMALL CAP                    SMALL CAP
                                                                                GROWTH FUND                  VALUE FUND
                                                                          ---------------------------------------------------
                                                                            1/1/04       2/28/03*       1/1/04       2/28/03*
                                                                           THROUGH       THROUGH       THROUGH       THROUGH
                                                                           6/30/04       12/31/03      6/30/04       12/31/03
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                                           $   (1,253)   $   (1,122)   $     (408)   $     (225)
   Net realized gain (loss) on investments and futures                        10,418        12,023        12,130         6,618
   Change in net unrealized appreciation/depreciation of investments
     and futures                                                              (1,118)       34,619         5,622        52,193
------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets from operations                        8,047        45,520        17,344        58,586
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investment transactions                                   --        (8,168)           --        (4,251)
------------------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                                         --        (8,168)           --        (4,251)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                                82,841       184,870        91,782       181,483
   Dividends reinvested                                                           --         3,507            --         1,857
   Cost of shares redeemed                                                   (38,132)      (25,079)      (37,179)      (22,328)
------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) from capital share transactions                     44,709       163,298        54,603       161,012
------------------------------------------------------------------------------------------------------------------------------
      Voluntary Contribution from Advisor                                         --            --            --            72
------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                 52,756       200,650        71,947       215,419
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                       200,650            --       215,419            --
------------------------------------------------------------------------------------------------------------------------------
   End of period                                                          $  253,406    $  200,650    $  287,366    $  215,419
------------------------------------------------------------------------------------------------------------------------------
   Accumulated undistributed (overdistributed) net investment income
      (loss)                                                              $   (1,242)   $       11    $     (366)   $       42
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Issued                                                                      5,659        15,810         5,737        15,432
   Reinvested                                                                     --           258            --           124
   Redeemed                                                                   (2,613)       (1,885)       (2,327)       (1,635)
------------------------------------------------------------------------------------------------------------------------------
      Change in shares                                                         3,046        14,183         3,410        13,921
------------------------------------------------------------------------------------------------------------------------------

*  Commencement of operations.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Notes to Financial Statements

1. ORGANIZATION
J.P. Morgan Fleming Series Trust (the "Trust") was organized on December 24, 2002 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are two separate portfolios of the Trust (collectively, the "Funds"):

          FUND
          JPMorgan Multi-Manager Small Cap Growth Fund ("MMSCGF")
          JPMorgan Multi-Manager Small Cap Value Fund ("MMSCVF")

The Funds commenced operations on February 28, 2003. The Funds are non-diversified, as defined in the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, each of the Funds applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund's advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities, and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2004, MMSCVF had outstanding future contracts as listed on the Fund's Portfolio of Investments.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

H. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM" or the "Advisor"), acts as the investment advisor to the Funds. The Advisor allocates portions of the Funds' assets to the subadvisors and is responsible for monitoring and coordinating the overall management of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.85% of each Fund's average daily net assets.

State Street Research and Management Company, J. & W. Seligman & Co. Inc. and UBS Global Asset Management (New York) Inc. have been engaged by the Advisor to serve as the subadvisors to the MMSCGF. The allocation of the assets of MMSCGF was 34%, 33% and 33%, respectively. EARNEST Partners, LLC and ICM Asset Management have been engaged by the Advisor to serve as the subadvisors to the MMSCVF. The allocation of the assets of MMSCVF was 34%, 33% and the remaining 33% was allocated to the Advisor. Each subadvisor is paid monthly by the Advisor at an annual rate of 0.55% of the average daily net assets of each of the Funds allocated to the subadvisor. These fees are paid by the Advisor and are not expenses of the Funds.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

C. SHAREHOLDER SERVICING FEE -- The Trust has entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to the shareholders. For these services JPMCB will receive a fee from each Fund that is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEES -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the average daily net assets of each Fund.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary items) exceed 1.40% of the average daily net assets of MMSCGF and MMSCVF. The contractual expense limitation agreements were in effect for the six months ended June 30, 2004. The expense limitation percentages on the Funds are due to expire on April 30, 2005.

The Administrator waived fees as outlined in Note 3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended June 30, 2004, the Funds' vendors waived fees for each of the Funds as follows (amounts in thousands). Neither the Funds' service providers nor the Administrator expect the Funds to repay any such expenses in future years.

                                  CONTRACTUAL WAIVERS
                       ------------------------------------------
                                        SHAREHOLDER                 CONTRACTUAL
FUND                   ADMINISTRATION   SERVICING      TOTAL        REIMBURSEMENTS
-----------------------------------------------------------------------------------
MMSCGF                 $           13   $         27   $       40   $            --
MMSCVF                              3             18           21                --
-----------------------------------------------------------------------------------
Total                              16             45           61                --

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The funds may use related party broker/dealers. For the six months ended June 30, 2004, MMSCGF and MMSCVF incurred $7 and $1, respectively, as brokerage commissions with broker/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                  PURCHASES          SALES
                               (EXCLUDING U.S.  (EXCLUDING U.S.
              FUND               GOVERNMENT)      GOVERNMENT)
              -------------------------------------------------
              MMSCGF           $       174,066  $       133,373
              MMSCVF                    98,395           48,429

5. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2004, are as follows (amounts in thousands):

                                            GROSS         GROSS      NET UNREALIZED
                                         UNREALIZED     UNREALIZED    APPRECIATION
FUND                   AGGREGATE COST   APPRECIATION   DEPRECIATION  (DEPRECIATION)
-----------------------------------------------------------------------------------
  MMSCGF               $      222,415   $     41,448   $   (7,947)   $       33,501
  MMSCVF                      234,929         60,280       (2,643)           57,637

6. BANK BORROWINGS
Effective April 15, 2004, pursuant to a Line of Credit Agreement, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Funds based on their borrowings at an annual rate equal to the sum of Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 14, 2005.

The Funds had no borrowings outstanding at June 30, 2004, nor at anytime during the period then ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS
From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Because each Subadvisor makes investment decisions independently, it is possible that the stock selection process of the investment managers may not complement one another. As a result, the Fund's exposure to a given stock, industry or market capitalization could unintentionally be larger than intended.

8. CORPORATE EVENT
On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co.

JPMORGAN FUNDS
Financial Highlights

                                                                                MULTI-MANAGER               MULTI-MANAGER
                                                                                  SMALL CAP                   SMALL CAP
                                                                                 GROWTH FUND                  VALUE FUND
                                                                           ----------------------      ----------------------
                                                                            1/1/04       2/28/03*       1/1/04       2/28/03*
                                                                           THROUGH       THROUGH       THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE:                                           6/30/04       12/31/03      6/30/04       12/31/03
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $    14.15    $    10.00    $    15.47    $    10.00
------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income (loss)                                             (0.07)@       (0.11)@       (0.02)@       (0.02)@
      Net gains or losses on securities (both realized and unrealized)          0.63          4.86          1.13          5.81
                                                                          ----------    ----------    ----------    ----------
      Total from investment operations                                          0.56          4.75          1.11          5.79
                                                                          ----------    ----------    ----------    ----------
   Less distributions:
      Distributions from capital gains                                            --          0.60            --          0.32
                                                                          ----------    ----------    ----------    ----------
      Total distributions                                                         --          0.60            --          0.32
                                                                          ----------    ----------    ----------    ----------
Net asset value, end of period                                            $    14.71    $    14.15    $    16.58    $    15.47
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                3.96%        47.78%         7.18%        58.01%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (millions)                                $      253    $      201    $      287    $      215
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
      Net expenses                                                              1.40%         1.40%         1.40%         1.40%
------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                             (1.08%)       (1.02%)       (0.33%)       (0.21%)
------------------------------------------------------------------------------------------------------------------------------
      Expenses without waivers and earnings credits                             1.43%         1.56%         1.42%         1.58%
------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) without waivers and earnings credit         (1.11%)       (1.18%)       (0.35%)       (0.39%)
------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                       56%          138%           20%           34%
------------------------------------------------------------------------------------------------------------------------------

  *  Commencement of operations.
  @  Calculated based upon average shares outstanding.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Report of Independent Registered Public Accounting Firm

To the Trustees of J.P. Morgan Fleming Series Trust
And Shareholders of JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund (two portfolios of J.P. Morgan Fleming Series Trust and hereafter referred to as the "Funds") at June 30, 2004, the results of each of their operations for the six months then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 16, 2004

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

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

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS
Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

SEMI-ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

A list of portfolio holdings is available thirty days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-348-4782 to obtain further information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at http://www.sec.gov.


                        JPMorgan Funds Fulfillment Center
                               6112 W.73rd Street
                             Bedford Park, IL 60638

       (C) J.P. Morgan Chase & Co., 2004 All Rights Reserved. August 2004

                                                                   SAN-MULTI-604

ITEM 2. CODE OF ETHICS.

       Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

   (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

              (i) Has at least one audit committee financial expert serving on its audit committee; or

              (ii) Does not have an audit committee financial expert serving on its audit committee.

       (2) If the registrant provides the disclosure required by paragraph
       (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

              (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

              (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

       (3) If the registrant provides the disclosure required by paragraph
       (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

   (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

   (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

   (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

   (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

       (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

   (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

   (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

     File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
        Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

        (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

        (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                J.P. Morgan Fleming Series Trust
            --------------------------------------------------------

By (Signature and Title)*   /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                            Stephanie J. Dorsey, Treasurer

Date                        August 24, 2004
     ---------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                            Stephanie J. Dorsey, Treasurer

Date                        August 24, 2004
     ---------------------------------------------------------------------------

By (Signature and Title)*   /s/ George C.W. Gatch
                         -------------------------------------------------------
                            George C.W. Gatch, President

Date                        August 24, 2004
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940

I, George C.W. Gatch, certify that:

1. I have reviewed this report on Form N-CSR of the JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund (the "Funds"), each a series of J.P. Morgan Fleming Series Trust (the "Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Funds as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the Funds and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Funds, including their consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
         b) Evaluated the effectiveness of the Funds' disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
         c) Disclosed in this report any change in the Funds' internal control over financial reporting that occurred during the Funds' most recent fiscal half-year (the Funds' second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Funds' internal control over financial reporting; and

5. The Registrant's other certifying officer(s) and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Funds' ability to record, process, summarize, and report financial information; and
         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Funds' internal control over financial reporting.


/s/ George C.W. Gatch
----------------------
George C.W. Gatch
President

August 24, 2004
----------------------
Date

CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940

I, Stephanie J. Dorsey, certify that:

1. I have reviewed this report on Form N-CSR of the JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund (the "Funds"), each a series of J.P. Morgan Fleming Series Trust (the "Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Funds as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the Funds and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Funds, including their consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
         b) Evaluated the effectiveness of the Funds' disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
         c) Disclosed in this report any change in the Funds' internal control over financial reporting that occurred during the Funds' most recent fiscal half-year (the Funds' second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Funds' internal control over financial reporting; and

5. The Registrant's other certifying officer(s) and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Funds' ability to record, process, summarize, and report financial information; and
         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Funds' internal control over financial reporting.


/s/ Stephanie J. Dorsey
------------------------
Stephanie J. Dorsey
Treasurer

August 24, 2004
------------------------
Date

CERTIFICATION PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940

This certification is provided pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, and accompanies the report on Form N-CSR furnished to the Securities and Exchange Commission on the date hereof of the JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund (the "Funds"), each a series of J.P. Morgan Fleming Series Trust.

I, George C.W. Gatch, certify that:

1. The Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of the operations of the Funds.


/s/ George C.W. Gatch
----------------------
George C.W. Gatch
President

August 24, 2004
----------------------
Date

This certificate is furnished pursuant to the requirements of Form N-CSR and shall not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section, and shall not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934.

CERTIFICATION PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940

This certification is provided pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, and accompanies the report on Form N-CSR furnished to the Securities and Exchange Commission on the date hereof of the JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund (the "Funds"), each a series of J.P. Morgan Fleming Series Trust.

I, Stephanie J. Dorsey, certify that:

1. The Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of the operations of the Funds.


/s/ Stephanie J. Dorsey
------------------------
Stephanie J. Dorsey
Treasurer

August 24, 2004
------------------------
Date

This certificate is furnished pursuant to the requirements of Form N-CSR and shall not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section, and shall not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934.